Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 89.78%
Automotive — 3.02%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	253,000	$ 250,609
Clarios Global 144A 6.75% 9/15/32 #	250,000	252,158
Garrett Motion Holdings 144A 7.75% 5/31/32 #	380,000	393,712
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	349,270
Phinia 144A 6.625% 10/15/32 #	174,000	177,227
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	352,946
ZF North America Capital 144A 6.75% 4/23/30 #	350,000	338,829
		2,114,751
Banking — 3.54%
Banco Santander 8.00% 2/1/34 μ, ψ	525,000	553,853
Bank of Montreal 7.70% 5/26/84 μ	265,000	272,328
Barclays 7.625% 3/15/35 μ, ψ	545,000	550,535
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	400,000	399,052
Royal Bank of Canada 6.50% 11/24/85 μ	360,000	348,118
Toronto-Dominion Bank 6.35% 10/31/85 μ	360,000	354,490
		2,478,376
Basic Industry — 9.44%
Alumina Pty 144A 6.125% 3/15/30 #	250,000	255,282
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	180,000	185,963
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	234,544
Capstone Copper 144A 6.75% 3/31/33 #	457,000	454,415
Carpenter Technology 144A 5.625% 3/1/34 #	338,000	335,309
Celanese US Holdings
6.50% 4/15/30	27,000	27,572
6.75% 4/15/33	224,000	229,957
7.00% 2/15/31	230,000	236,339

Chemours 144A 7.875% 3/15/34 #	180,000	180,126
Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	489,245
Commercial Metals 144A 6.00% 12/15/35 #	508,000	501,333
Constellium 144A 6.375% 8/15/32 #	300,000	303,480
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Fortescue Treasury 144A 5.875% 4/15/30 #	330,000	$ 334,256
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	268,000	265,341
Novelis
144A 3.875% 8/15/31 #	95,000	84,709
144A 4.75% 1/30/30 #	975,000	923,094

Olin 144A 6.625% 4/1/33 #	270,000	264,458
Olympus Water US Holding 144A 7.25% 2/15/33 #	360,000	343,795
Quikrete Holdings 144A 6.75% 3/1/33 #	365,000	370,991
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	365,512
Standard Industries 144A 3.375% 1/15/31 #	255,000	228,737
		6,614,458
Capital Goods — 10.27%
Amentum Holdings 144A 7.25% 8/1/32 #	465,000	481,631
Amsted Industries 144A 6.375% 3/15/33 #	255,000	256,475
Arcosa 144A 6.875% 8/15/32 #	180,000	184,574
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	240,000	238,132
Bombardier
144A 7.25% 7/1/31 #	175,000	183,604
144A 8.75% 11/15/30 #	310,000	330,086

CACI International 144A 6.375% 6/15/33 #	464,000	472,638
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	507,000	473,515
Cyprium 144A 6.125% 4/15/31 #	359,000	354,806
Enpro 144A 6.125% 6/1/33 #	400,000	405,586
Esab 144A 6.25% 4/15/29 #	365,000	370,894
Goat Holdco 144A 6.75% 2/1/32 #	170,000	171,189
Lsf12 Helix Parent 144A 7.125% 2/1/33 #	253,000	244,121
Manitowoc 144A 9.25% 10/1/31 #	180,000	188,195
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	245,000	245,175
144A 9.25% 4/15/30 #	603,000	560,777

Moog 144A 5.50% 10/15/34 #	355,000	357,003
Sealed Air
144A 6.50% 7/15/32 #	130,000	136,446
144A 7.25% 2/15/31 #	90,000	94,433

Terex 144A 6.25% 10/15/32 #	350,000	352,605
NQ-VIPFFI [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.125% 7/31/34 #	177,000	$ 174,308
144A 6.625% 3/1/32 #	55,000	56,162
144A 6.875% 12/15/30 #	445,000	456,255
Trivium Packaging Finance
144A 8.25% 7/15/30 #	180,000	188,470
144A 12.25% 1/15/31 #	200,000	216,698
		7,193,778
Consumer Goods — 1.02%
Cerdia Finanz 144A 9.375% 10/3/31 #	370,000	368,346
Fiesta Purchaser
144A 7.875% 3/1/31 #	175,000	178,307
144A 9.625% 9/15/32 #	165,000	168,460
		715,113
Electric — 2.86%
California Buyer 144A 6.375% 2/15/32 #	247,000	241,486
Hawaiian Electric 144A 6.00% 10/1/33 #	216,000	215,870
Lightning Power 144A 7.25% 8/15/32 #	440,000	457,709
NRG Energy 144A 6.00% 1/15/36 #	375,000	371,813
Vistra
144A 7.00% 12/15/26 #, μ, ψ	345,000	345,684
144A 8.00% 10/15/26 #, μ, ψ	365,000	369,093
		2,001,655
Energy — 9.79%
Archrock Partners 144A 6.625% 9/1/32 #	355,000	362,178
Bristow Group 144A 6.75% 2/1/33 #	176,000	178,016
Crescent Energy Finance 144A 8.375% 1/15/34 #	160,000	167,403
Genesis Energy
6.75% 3/15/34	185,000	184,253
7.875% 5/15/32	85,000	87,471

Gulfport Energy Operating 144A 6.75% 9/1/29 #	365,000	373,749
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	506,482
144A 6.00% 2/1/31 #	208,000	202,306
144A 6.25% 4/15/32 #	83,000	80,389

Matador Resources 144A 6.25% 4/15/33 #	260,000	260,409
Murphy Oil 6.00% 10/1/32	139,000	138,158
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 7.625% 11/15/32 #	190,000	$ 194,615
144A 8.875% 8/15/31 #	71,000	74,011

NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	360,946
Noble Finance II 144A 8.00% 4/15/30 #	275,000	283,281
NuStar Logistics 6.375% 10/1/30	278,000	287,590
Permian Resources Operating 144A 7.00% 1/15/32 #	235,000	243,503
Rockies Express Pipeline 144A 6.75% 3/15/33 #	269,000	277,061
SM Energy
144A 6.625% 4/15/34 #	177,000	176,642
144A 8.625% 11/1/30 #	355,000	374,767

Sunoco 144A 7.25% 5/1/32 #	200,000	207,057
Transocean International
144A 7.875% 10/15/32 #	333,000	356,040
144A 8.50% 5/15/31 #	80,000	83,953
USA Compression Partners
144A 6.25% 10/1/33 #	350,000	349,470
144A 7.125% 3/15/29 #	140,000	143,327
Venture Global LNG
144A 7.00% 1/15/30 #	175,000	178,773
144A 8.375% 6/1/31 #	340,000	353,768
Venture Global Plaquemines LNG
144A 6.125% 12/15/30 #	168,000	172,868
144A 7.50% 5/1/33 #	178,000	195,762
		6,854,248
Financial Services — 6.20%
Air Lease 4.65% 6/15/26 μ, ψ	450,000	449,182
Azorra Finance 144A 7.75% 4/15/30 #	375,000	386,556
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	361,000	344,534
Focus Financial Partners 144A 6.75% 9/15/31 #	352,000	349,922
FTAI Aviation Investors 144A 7.00% 6/15/32 #	365,000	374,465
Jefferies Finance 144A 6.625% 10/15/31 #	400,000	381,734
OneMain Finance
6.625% 5/15/29	251,000	251,557
6.75% 9/15/33	172,000	165,138
7.125% 9/15/32	86,000	84,805
PennyMac Financial Services
144A 6.875% 5/15/32 #	175,000	169,053
144A 6.875% 2/15/33 #	255,000	244,200

Shift4 Payments 144A 6.75% 8/15/32 #	530,000	521,806

2    NQ-VIPFFI [0326] 0526 (5459500)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	$ 198,325
144A 7.125% 8/10/34 #, μ, ψ	200,000	196,725

UWM Holdings 144A 6.25% 3/15/31 #	246,000	224,235
		4,342,237
Healthcare — 9.14%
Acadia Healthcare 144A 7.375% 3/15/33 #	540,000	553,540
AMN Healthcare 144A 6.50% 1/15/31 #	250,000	245,181
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	187,939
Avantor Funding 144A 3.875% 11/1/29 #	425,000	399,044
CHS
144A 4.75% 2/15/31 #	470,000	433,563
144A 6.125% 4/1/30 #	90,000	78,352
144A 6.875% 4/15/29 #	90,000	86,640
144A 9.75% 1/15/34 #	265,000	275,366
DaVita
144A 3.75% 2/15/31 #	240,000	220,206
144A 4.625% 6/1/30 #	210,000	202,041

GENMAB 144A 6.25% 12/15/32 #	355,000	364,215
Global Medical Response 144A 7.375% 10/1/32 #	307,000	319,064
Grifols 144A 4.75% 10/15/28 #	270,000	264,624
Medline Borrower
144A 3.875% 4/1/29 #	385,000	372,650
144A 5.25% 10/1/29 #	260,000	257,868

Molina Healthcare 144A 6.50% 2/15/31 #	250,000	246,089
Opal Bidco 144A 6.50% 3/31/32 #	320,000	320,502
Organon & Co. 144A 5.125% 4/30/31 #	435,000	354,953
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	285,000	274,998
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	363,867
Tenet Healthcare 144A 5.50% 11/15/32 #	585,000	580,008
		6,400,710
Insurance — 2.98%
Acrisure 144A 6.75% 7/1/32 #	350,000	337,608
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	268,000	254,443
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	430,294
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Howden UK Refinance 144A 8.125% 2/15/32 #	420,000	$ 393,903
HUB International 144A 7.375% 1/31/32 #	185,000	188,809
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	350,000	320,617
144A 8.50% 3/15/30 #	159,000	161,747
		2,087,421
Leisure — 3.37%
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	404,459
Caesars Entertainment
144A 6.00% 10/15/32 #	370,000	340,855
144A 6.50% 2/15/32 #	180,000	178,048
144A 7.00% 2/15/30 #	275,000	278,530

Carnival 144A 6.125% 2/15/33 #	263,000	265,769
Life Time 144A 6.00% 11/15/31 #	365,000	368,087
Lindblad Expeditions 144A 7.00% 9/15/30 #	178,000	181,844
Six Flags Entertainment
144A 6.625% 5/1/32 #	270,000	269,608
144A 8.625% 1/15/32 #	73,000	73,168
		2,360,368
Media — 9.62%
Arches Buyer 144A 6.125% 12/1/28 #	405,000	388,206
CCO Holdings
144A 4.50% 8/15/30 #	875,000	818,211
4.50% 5/1/32	120,000	107,302
144A 7.00% 2/1/33 #	276,000	277,035

Cimpress 144A 7.375% 9/15/32 #	255,000	253,092
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	195,000	206,650
CMG Media 144A 8.875% 6/18/29 #	400,000	347,849
CSC Holdings
144A 4.50% 11/15/31 #	200,000	118,880
144A 5.00% 11/15/31 #	240,000	87,351
Gray Media
144A 5.375% 11/15/31 #	481,000	357,549
144A 7.25% 8/15/33 #	155,000	156,307
McGraw-Hill Education
144A 7.375% 9/1/31 #	433,000	442,312
144A 8.00% 8/1/29 #	250,000	249,807

Midcontinent Communications 144A 8.00% 8/15/32 #	595,000	554,918
Nexstar Media 144A 6.50% 9/15/33 #	241,000	242,982
NQ-VIPFFI [0326] 0526 (5459500)    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	244,355	$ 253,334
Sirius XM Radio 144A 4.00% 7/15/28 #	566,000	546,674
Snap 144A 6.875% 3/1/33 #	360,000	340,232
Stagwell Global 144A 5.625% 8/15/29 #	575,000	547,922
Univision Communications 144A 7.375% 6/30/30 #	375,000	367,723
Versant Media Group 144A 7.25% 1/30/31 #	68,000	69,647
		6,733,983
Real Estate — 2.32%
Forestar Group 144A 6.50% 3/15/33 #	180,000	178,115
Iron Mountain
144A 5.25% 3/15/28 #	460,000	458,210
144A 5.25% 7/15/30 #	260,000	252,754

Millrose Properties 144A 6.375% 8/1/30 #	268,000	268,098
RHP Hotel Properties 144A 6.50% 6/15/33 #	345,000	351,550
Starwood Property Trust 144A 6.50% 7/1/30 #	114,000	116,488
		1,625,215
Retail — 4.19%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	87,062
4.75% 3/1/30	320,000	308,547
Bath & Body Works
6.875% 11/1/35	295,000	290,522
6.95% 3/1/33	200,000	193,213

Magnera 144A 7.25% 11/15/31 #	635,000	588,458
Michaels
144A 8.50% 3/15/33 #	430,000	419,056
144A 11.00% 3/15/34 #	110,000	102,557

Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	418,413
Victra Holdings 144A 8.75% 9/15/29 #	265,000	275,248
William Carter 144A 7.375% 2/15/31 #	245,000	250,195
		2,933,271
Services — 4.47%
ADT Security 144A 4.125% 8/1/29 #	470,000	449,320
Albion Financing 1 144A 7.00% 5/21/30 #	205,000	209,669
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Herc Holdings
144A 6.00% 3/15/34 #	179,000	$ 173,233
144A 7.00% 6/15/30 #	115,000	118,000
144A 7.25% 6/15/33 #	75,000	76,920

Prime Security Services Borrower 144A 5.75% 4/15/26 #	13,000	13,055
QXO Building Products 144A 6.75% 4/30/32 #	89,000	90,857
Resideo Funding 144A 6.50% 7/15/32 #	310,000	305,823
Staples 144A 10.75% 9/1/29 #	390,000	360,980
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	142,000	145,099
WESCO Distribution 144A 5.25% 4/15/31 #	221,000	220,233
White Cap Supply Holdings 144A 7.375% 11/15/30 #	623,000	604,776
Williams Scotsman 144A 6.625% 4/15/30 #	355,000	360,889
		3,128,854
Technology & Electronics — 3.46%
Black Pearl Compute 144A 6.125% 2/15/31 #	177,000	180,371
Capstone Borrower 144A 8.00% 6/15/30 #	418,000	399,783
Cipher Compute 144A 7.125% 11/15/30 #	107,000	110,989
Cloud Software Group 144A 6.50% 3/31/29 #	534,000	521,481
Entegris
144A 4.75% 4/15/29 #	212,000	209,710
144A 5.95% 6/15/30 #	230,000	231,618

ION Platform Finance US 144A 7.875% 9/30/32 #	400,000	310,110
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	210,000	209,737
WULF Compute 144A 7.75% 10/15/30 #	138,000	145,909
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	100,762
		2,420,470
Telecommunications — 3.97%
Connect Finco 144A 9.00% 9/15/29 #	295,000	310,278
Digicel International Finance 144A 8.625% 8/1/32 #	200,000	203,655
Iliad Holding 144A 8.50% 4/15/31 #	600,000	628,292
Rogers Communications 7.125% 4/15/55 μ	310,000	317,418

4    NQ-VIPFFI [0326] 0526 (5459500)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Sable International Finance 144A 7.125% 10/15/32 #	400,000	$ 395,506
Uniti Services 144A 7.50% 10/15/33 #	255,000	265,293
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	417,794
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	244,579
		2,782,815
Transportation — 0.12%
United Airlines Holdings 5.375% 3/1/31	88,000	86,290
		86,290
Total Corporate Bonds (cost $63,735,825)		62,874,013

Loan Agreements — 3.83%
Automotive — 0.19%
Clarios Global 6.418% (SOFR01M + 2.75%) 1/28/32 •	134,325	134,157
		134,157
Basic Industry — 0.70%
Form Technologies 9.42% (SOFR03M + 5.75%) 7/19/30 •	156,815	143,192
Hunter Douglas Holding Tranche B-1 6.70% (SOFR03M + 3.00%) 1/17/32 •	181,682	181,159
Usalco
7.168% (SOFR01M + 3.50%) 9/30/31 •	152,200	152,010
7.176% (SOFR01M + 3.50%) 9/30/31 •	15,879	15,859
		492,220
Capital Goods — 0.07%
Clydesdale Acquisition Holdings Tranche B 6.918% (SOFR01M + 3.25%) 4/1/32 •	54,312	50,820
		50,820
Healthcare — 1.75%
Bausch & Lomb 7.418% (SOFR01M + 3.75%) 1/15/31 •	345,838	347,027
Cotiviti 7.625% 5/1/31	361,000	337,760
Heartland Dental 7.418% (SOFR01M + 3.75%) 8/25/32 •	539,051	538,194
		1,222,981
	Principal amount°	Value (US $)

Loan Agreements (continued)
Leisure — 0.26%
Scientific Games Holdings 6.652% (SOFR03M + 3.00%) 4/4/29 •	182,385	$ 179,905
		179,905
Media — 0.04%
Univision Communications 1st Lien 7.95% (SOFR03M + 4.25%) 6/24/29 •	30,804	30,740
		30,740
Retail — 0.28%
Flynn Restaurant Group 7.418% (SOFR01M + 3.75%) 1/28/32 •	198,000	194,783
		194,783
Technology & Electronics — 0.54%
Clover Holdings 2 7.75% 12/9/31	397,000	375,165
		375,165
Total Loan Agreements (cost $2,727,639)		2,680,771
	Number of shares
Short-Term Investments — 4.34%
Money Market Mutual Funds — 4.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	759,380	759,380
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	759,382	759,382
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	759,382	759,382
NQ-VIPFFI [0326] 0526 (5459500)    5

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	759,381	$ 759,381
Total Short-Term Investments (cost $3,037,525)		3,037,525

Total Value of Securities—97.95% (cost $69,500,989)		68,592,309
Receivables and Other Assets Net of Liabilities—2.05%		1,432,788
Net Assets Applicable to 12,432,821 Shares Outstanding—100.00%		$70,025,097
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $57,000,105, which represents 81.40% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
LNG – Liquefied Natural Gas
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

6    NQ-VIPFFI [0326] 0526 (5459500)